Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Table Text Block]

At March 31, 2018	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥12,585	¥—	¥12,585	¥(9,664)	¥(832)	¥2,089
Receivables under resale agreements	8,825	(3,099)	5,726	(5,171)	(17)	538
Receivables under securities borrowing transactions	9,305	(36)	9,269	(9,208)	(1)	60

Total	¥30,715	¥(3,135)	¥27,580	¥(24,043)	¥(850)	¥2,687

Financial liabilities:
Derivative liabilities	¥11,877	¥—	¥11,877	¥(9,631)	¥(1,126)	¥1,120
Payables under repurchase agreements	21,169	(3,034)	18,135	(17,890)	(31)	214
Payables under securities lending transactions	8,206	(36)	8,170	(8,139)	(12)	19
Obligations to return securities received as collateral	3,177	—	3,177	(1,072)	—	2,105

Total	¥44,429	¥(3,070)	¥41,359	¥(36,732)	¥(1,169)	¥3,458

At March 31, 2019	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥13,205	¥—	¥13,205	¥(10,752)	¥(590)	¥1,863
Receivables under resale agreements	13,885	(2,910)	10,975	(9,793)	(20)	1,162
Receivables under securities borrowing transactions	2,759	—	2,759	(2,693)	—	66

Total	¥29,849	¥(2,910)	¥26,939	¥(23,238)	¥(610)	¥3,091

Financial liabilities:
Derivative liabilities	¥12,710	¥—	¥12,710	¥(10,671)	¥(933)	¥1,106
Payables under repurchase agreements	28,125	(2,900)	25,225	(24,930)	(15)	280
Payables under securities lending transactions	913	—	913	(880)	—	33
Obligations to return securities received as collateral	3,087	—	3,087	(1,244)	—	1,843

Total	¥44,835	¥(2,900)	¥41,935	¥(37,725)	¥(948)	¥3,262